Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 1,851,316	$ 1,655,784
Other comprehensive income (loss), net of tax	(19,816)	20,260
Ending Balance	3,320,100	1,851,316
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(25,921)	(24,659)
OCI (loss) before reclassifications	(21,780)	(1,262)
Amounts reclassified	0	0
Other comprehensive income (loss), net of tax	(21,780)	(1,262)
Ending Balance	(47,701)	(25,921)
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	53,740	34,025
OCI (loss) before reclassifications	8,004	24,382
Amounts reclassified	(6,378)	(4,667)
Other comprehensive income (loss), net of tax	1,626	19,715
Ending Balance	55,366	53,740
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	65	(56)
OCI (loss) before reclassifications	0	0
Amounts reclassified	(65)	121
Other comprehensive income (loss), net of tax	(65)	121
Ending Balance	0	65
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(10,833)	(12,528)
OCI (loss) before reclassifications	600	1,919
Amounts reclassified	(224)	(224)
Other comprehensive income (loss), net of tax	376	1,695
Ending Balance	(10,457)	(10,833)
Accumulated OCI
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	17,051	(3,218)
OCI (loss) before reclassifications	(13,176)	25,039
Amounts reclassified	(6,667)	(4,770)
Other comprehensive income (loss), net of tax	(19,843)	20,269
Ending Balance	$ (2,792)	$ 17,051